Related Party Transactions (Details 3) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of due to (from) related party
Due to related parties	$ 3,400,914	$ 4,850,637	$ 47,876
Zhiguo Wang [Member]
Schedule of due to (from) related party
Due to related parties	22,465	47,726	45,976
Guifang Qi [Member]
Schedule of due to (from) related party
Due to related parties			1,900
ZTC [Member]
Schedule of due to (from) related party
Due to related parties	$ 3,378,269	$ 4,802,911